Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS

NOTE 9:- CURRENT MATURITIES OF LONG TERM LOANS

	Loan	Weighted interest rate as of December 31, 2019	December 31
Short term loans	currency	%	2019	2018

Current maturities	NIS	3.5 (Prime+1.75%)	664	467

			664	467

As of December 31, 2019, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,380, bearing an annual interest of 3.3%.